Goodwill and intangible assets - Intangible asset impairment charges (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment charges					$ 225,000,000	$ 167,000,000	$ 0
Cash flow projection forecast duration					5 years
Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges						106,000,000
Surgical
Disclosure of detailed information about intangible assets [line items]
Impairment charges					$ 178,000,000	66,000,000	0
Recoverable amount			$ 48,000,000			65,000,000
Surgical | Acquired research & development | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges		$ 178,000,000
Surgical | Currently marketed products | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges						65,000,000
Vision Care
Disclosure of detailed information about intangible assets [line items]
Impairment charges					47,000,000	101,000,000	$ 0
Recoverable amount								$ 88,000,000
Vision Care | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges				$ 61,000,000
Vision Care | Cost of net sales
Disclosure of detailed information about intangible assets [line items]
Impairment charges			$ 45,000,000			$ 41,000,000
Vision Care | Acquired research & development | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges	$ 2,000,000
Vision Care and Surgical | Acquired research & development | Research and development
Disclosure of detailed information about intangible assets [line items]
Impairment charges					$ 180,000,000